INTANGIBLE ASSETS, NET (Schedule of Estimated Annual Amortization Expense Related to Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
Amortization expenses	$ 7,027	$ 7,877	$ 8,058
2014	4,924
2015	4,988
2016	4,241
2017	3,886
2018	1,739
Thereafter	1,661
Total	$ 21,439	$ 30,433